485BPOS			File Nos. 333-171428
Allianz Vision New York (POS)			811-05716
	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549
	FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	Pre-Effective Amendment No.
	Post-Effective Amendment No.	1	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
	Amendment No.	145	X

(Check appropriate box or boxes.)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

One Chase Manhattan Plaza, 37th Floor, New York, New York 10005-1423
(Address of Depositor's Principal Executive Offices) (Zip Code)

(212) 586-7733
(Depositor's Telephone Number, including Area Code)

Allianz Life Insurance Company of New York
One Chase Manhattan Plaza, 37th Floor
New York, New York 1005-1423
(Name and Address of Agent for Service)

Copies to:
Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(763) 765-2913

It is proposed that this filing will become effective (check the appropriate box):
	immediately upon filing pursuant to paragraph (b) of Rule 485
x	on July 22, 2011 pursuant to paragraph (b) of Rule 485
	60 days after filing pursuant to paragraph (a)(1) of Rule 485
	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: July 22, 2011
Titles of Securities Being Registered:	Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

Parts A and B were filed in Registrant's Pre-effective Amendment No. 1 to Form N-4 on April 7, 2011 and are incorporated by reference.  A supplement to Part A, dated July 22, 2011 is being filed herewith.

SUPPLEMENT DATED JULY 22, 2011
To the Allianz VisionSM New York variable annuity prospectus dated April 11, 2011, as supplemented June 20, 2011
ISSUED BY

Allianz Life Insurance Company of New York
and Allianz Life of NY Variable Account C (collectively, “Allianz Life”)
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.  The Investment Options listed below are available under the Allianz VisionSM New York Contract effective July 22, 2011:

Investment Option	Subadviser
PIMCO VIT Global Advantage Strategy Bond Portfolio	Pacific Investment Management Company LLC
PIMCO VIT Unconstrained Bond Portfolio	Pacific Investment Management Company LLC
The following is added to the Investment Options table in the prospectus:

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO VIT Global Advantage Strategy Bond Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmarks, consistent with prudent investment management
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Unconstrained Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

For Contracts with Income Protector, the Investment Options listed above are included in Investment Option Group C and for Contracts with Investment Protector, the Investment Options are subject to the allocation restrictions of Group Y.

Please see the Investment Option prospectuses for additional information regarding the new Investment Options.

2. In Example 2 on page 9 of the prospectus, the second sentence is corrected and replaced with the following:

The earliest available date Annuity Payments can begin (Income Date) is 13 months after the date we issue the Contract (Issue Date).

  PRO-003-0511

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-171428 and 811-05716), electronically filed on April 7, 2011.

1.	Report of Independent Registered Public Accounting Firm
2.	Balance Sheets – December 31, 2010 and 2009
3.	Statements of Operations – Years ended December 31, 2010, 2009, and 2008
4.	Statements of Comprehensive Income (Loss) – Years ended December 31, 2010, 2009, and 2008
5.	Statements of Stockholder's Equity – Years ended December 31, 2010, 2009, and 2008
6.	Statements of Cash Flows – Years ended December 31, 2010, 2009, and 2008
7.	Notes to Financial Statements – December 31, 2010 and 2009
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
	–	Schedule III – Reinsurance
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-171428 and 811-05716), electronically filed on April 7, 2011.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2010
3.	Statements of Operations – For the year ended December 31, 2010
4.	Statements of Changes in Net Assets – For the year ended December 31, 2010 and 2009
5.	Notes to the Financial Statements – December 31, 2010
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated February 26, 1988, incorporated by reference as exhibit EX-99.B1. from Registrant’s N-4 filing (File Nos. 333-19699 and 811-05716), electronically filed on January 13, 1997.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between Preferred Life Insurance Company of New York on behalf of Preferred Life Variable Account C and NALAC Financial Plans, Inc., incorporated by reference as exhibit EX-99.B3.a. from Registrant’s Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-19699 and 811-05716), electronically filed on May 12, 1997.
Preferred Life Insurance Company of New York is the predecessor to Allianz Life Insurance Company of New York. Preferred Life Variable Account C is the predecessor to Allianz Life of NY Variable Account C. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC, dated June 1, 2010, incorporated by reference as exhibit EX-99B3b. from Registrant’s Post Effective Amendment No. 21 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on October 21, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is, incorporated by reference as exhibit EX-99.B3.b. from the Initial Registration Statement to Allianz Life Variable Account B’s Form N-4 (File Nos.333-134267 and 811-05618), electronically filed on May 19, 2006.
The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity "Base" Contract-L40529-NY01, incorporated by reference as exhibit EX-99.B4.a. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on August 17, 2007.

b.
Individual Variable Annuity "Bonus" Contract-L40530-NY01, incorporated by reference as exhibit EX-99.B4.b. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on August 17, 2007.

c.
Schedule Pages-S40778-02-NY to S40805-DP-NY, incorporated by reference as exhibit EX-99.B4.e. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on April 23, 2010.

d.
Schedule Page-S20325 MAV DB, incorporated by reference as exhibit EX-99.B4.f. from Registrant’s Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on August 26, 2010.

e.
Schedule Pages Investment Plus-S40828-NY, S40829-NY, S40830, incorporated by reference as exhibit EX-99.B4.e. from Registrant’s initial filing on Form N-4 (File Nos. 333-171428 and 811-05716), electronically filed on December 27, 2010.

f.
Asset Allocation Rider-S40741-NY, incorporated by reference as exhibit EX-99.B4.d. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on August 17, 2007.

g.
Asset Allocation Rider-S40741-02-NY and S40766-02-NY, incorporated by reference as exhibit EX-99.B4.g. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on April 23, 2010.

h.
Income Protector (08.09) Rider-S40799-NY, incorporated by reference as exhibit EX-99.B4.m. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on April 23, 2010.

i.
Investment Protector (08.09) Rider-S40801-NY, incorporated by reference as exhibit EX-99.B4.n. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on April 23, 2010.

j.
Investment Plus Rider-S40827-NY, incorporated by reference as exhibit EX-99.B4.e. from Registrant’s initial filing on Form N-4 (File Nos. 333-171428 and 811-05716), electronically filed on December 27, 2010.

k.
Maximum Anniversary Death Benefit Rider-S20326-NY, incorporated by reference as exhibit EX-99.B4.r. from Registrant’s Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on August 26, 2010.

l.
Inherited IRA/Roth IRA Endorsement - S40714-NY, incorporated by reference as exhibit EX-99.B4.i. from Registrant’s Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716), electronically filed on April 27, 2005.

m.
Roth IRA Endorsement - P20041, incorporated by reference as exhibit EX-99.B4.k. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716), electronically filed on November 20, 2006.

n.
IRA Endorsement - P30012-NYincorporated by reference as exhibit EX-99.B4.i. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716), electronically filed on November 20, 2006.

o.
Unisex Endorsement(S20146), incorporated by reference as exhibit EX-99.B4.l. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716), electronically filed on November 20, 2006.

p.
403(b) Endorsement - P30014, incorporated by reference as exhibit EX-99.B4.j. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716), electronically filed on November 20, 2006.

5.	a.
Application for Ind. Var. Annuity Contract-F60000-NY, incorporated by reference as exhibit EX-99.B5.a. from Registrant’s initial filing on Form N-4 (File Nos. 333-171428 and 811-05716), electronically filed on December 27, 2010.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006), incorporated by reference as exhibit EX-99.B6.i. from Allianz Life Variable Account B’s Form N-4 Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006), incorporated by reference as exhibit EX-99.B6.ii. from Allianz Life Variable Account B’s Form N-4 Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements , incorporated by reference as exhibit EX-99.B8.a. from Registrant’s Post Effective Amendment No. 28 to Form N-4 (File Nos. 333-19699 and 811-05716), electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. dated 5/1/2008, incorporated by reference as exhibit EX-99.B8.b. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of New York, and Allianz Life Financial Services, LLC, dated 5/1/2008, incorporated by reference as exhibit EX-99.B8.c. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on April 3, 2009.

d.
Adminstrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated 5/1/2008, incorporated by reference as exhibit EX-99.B8.d. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Preferred Life Insurance Company of New York, dated 11/1/1999, incorporated by reference as exhibit EX-99.B8.e. from Registrant’s Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716), electronically filed on April 28, 2000.

f.
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of New York, dated 5/1/2008, incorporated by reference as exhibit EX-99.B8.f. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on April 3, 2009.

g.
Administrative Services Agreement between Franklin Templeton Services LLC and Preferred Life Insurance Company of New York, dated 10/1/2003, incorporated by reference as exhibit EX-99.B8.ac. from Registrant’s Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716), electronically filed on April 27, 2005.

h.
Amendment to Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of New York, dated 8/8/2008, incorporated by reference as exhibit EX-99.B8.h. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on April 3, 2009.

i.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003, incorporated by reference as exhibit EX-99.B8.n. from Registrant’s Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716), electronically filed on April 27, 2005.

j.
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2008, incorporated by reference as exhibit EX-99.B8.j. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on April 3, 2009.

k.
Participation Agreement between Premier VIT, Allianz Life of New York and Allianz Global Investors Distributors LLC, dated 5/1/2006, incorporated by reference as exhibit EX-99.B8.i. from Registrant’s Post Effective Amendment No. 25 to Form N-4 (File Nos. 333-19699 and 811-05716), electronically filed on December 28, 2006.

l.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life of New York, dated 5/1/2006, incorporated by reference as exhibit EX-99.B8.j. from Registrant’s Post Effective Amendment No. 25 to Form N-4 (File Nos. 333-19699 and 811-05716), electronically filed on December 28, 2006.

m.
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of New York, dated 01/01/2007, incorporated by reference as exhibit EX-99.B8.u. from Registrant’s Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716), electronically filed on April 23, 2007.

n.
Participation Agreement between Preferred Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999, incorporated by reference as exhibit EX-99.B8.i. from Registrant’s Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716), electronically filed on April 28, 2000.

o.
Amendments to Participation Agreement between Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC (formerly PIMCO Funds Distributors LLC), dated 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05, incorporated by reference as exhibit EX-99.B8.w. from Registrant’s Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716), electronically filed on April 23, 2007.

p.
Distribution Service Agreement between Allianz Life Insurance Company of New York and Allianz Global Investors Distributors, LLC dated 01/01/2007, incorporated by reference as exhibit EX-99.B8.x. from Registrant’s Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716), electronically filed on April 23, 2007.

q.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of New York, dated 09/29/10, incorporated by reference as exhibit EX-99.B8.q. from Registrant’s Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716), electronically filed on December 22, 2010.

9.	Opinion and Consent of Counsel*
10.	Consent of Independent Registered Public Accounting Firm*
11.	Not Applicable
12.	Not Applicable
13.
Powers of Attorney, incorporated by reference as exhibit EX-99.B13. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-171428 and 811-05716), electronically filed on April 7, 2011.

*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Gary C. Bhojwani	Chairman of the Board and Chief Executive Officer
Giulio Terzariol	Director, Chief Financial Officer and Treasurer
Eugene T. Wilkinson 31A Mountain Blvd Warren, NJ 07059	Director
Stephen R. Herbert Locke & Herbert 1100 Summer Street Stamford, CT 06905	Director
Martha Clark Goss 10 Harbourton Woodville Road Pennington, NJ 08534	Director
Gary A. Smith Ivy Planning Group, LLC 15024 Omega Drive, Ste. 110 Rockville, MD 20850	Director
Thomas P. Burns	Director and President
John O. Esch	Director, Vice President & Appointed Actuary
Yvonne K. Franzese 1 Chase Manhattan Plaza, 37th/38th Floors New York, NY 10005-1423	Director
Marc B. Olson	Director and Vice President; Financial Consulting
Michael Baney 141 Brixton Road Garden City NY 11530	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Registrant's Pre-Effective No. 1 to Form N-4 File Nos. 333-171428 and 811-05716, electronically filed on April 7, 2011.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of June 30, 2011 there were 3,966 qualified Contract Owners and 1,846 non-qualified Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION

The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of New York and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

a.	Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life Variable Account B
b.	The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Robert DeChellis	Chief Executive Officer, President and Governor
Thomas Burns	Governor
Angela Forsman	Chief Financial Officer and Vice President
Kristine Klitzke	Chief Compliance Officer
Stewart D. Gregg	Vice President and Secretary
Theodore C. Cadwell, Jr.	Assistant Secretary

c.	For the period 1-1-2010 to 12-31-2010
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$16,040,641.24	$0	$0	$0
The $16,040,641.24 that Allianz Life Financial Services, LLC received from Allianz Life of New York as commissions on the sale of Contracts issued under Allianz Life of NY Variable Account C was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 21st day of July, 2011.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

(Depositor)

By: /s/ Stewart D. Gregg

         Stewart D. Gregg

Senior Securities Counsel

By: GARY C. BHOJWANI*

Gary C. Bhojwani

Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 21st day of July, 2011.

Signature	Title
Gary C. Bhojwani*	Chairman of the Board and Chief Executive Officer
Giulio Terzariol*	Director, Chief Financial Officer and Treasurer
Stephen R. Herbert*	Director
Eugene T. Wilkinson*	Director
Dennis J. Marion*	DIrector
John O. Esch*	Director, Vice President and Appointed Actuary
Thomas P. Burns*	Director and President
William E. Gaumond*	Director
Yvonne K. Franzese*	Director
*	By Power of Attorney filed as Exhibit 13 to this Registration Statement

By: /s/ Stewart D. Gregg

         Stewart D. Gregg

Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 1

TO FORM N-4

 (FILE NOS. 333-171428 AND 811-05716)

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm